CONSOLIDATED AND COMBINED BALANCE SHEETS - USD ($) $ in Millions		Dec. 31, 2015		Dec. 31, 2014
Current Assets:
Cash and equivalents		$ 1,001
Accounts and other current receivables, net		914		$ 960
Inventories		2,173		1,960
Prepaid expenses and other		620		173
Total current assets		4,708		3,093
Property, Plant and Equipment, Net		5,034		4,192
Goodwill		829		565
Other intangible assets, net		1,295		459
Deferred income taxes		214		43
Other long-term assets		249		231
Total assets		12,329		8,583
Current Liabilities:
Current maturities of long-term debt and lease obligations	[1]	3
Accounts payable		706		484
Accrued liabilities		1,202		1,156
Total current liabilities		1,911		1,640
Long-term debt and capital lease obligations		5,265	[1]	275
Deferred income taxes		181		72
Other long-term liabilities		$ 1,048		$ 849
Commitments and contingencies
Equity:
Common stock, $0.01 par value (shares authorized of 2,500,000,000 at December 31, 2015 and zero at December 31, 2014, shares issued and outstanding of 679,287,500 at December 31, 2015 and zero at December 31, 2014)		$ 7
Additional paid-in capital		4,103
Net parent company investment				$ 6,180
Retained earnings		309
Accumulated other comprehensive loss		(495)		(433)
Total equity		3,924		5,747
Total liabilities and equity		$ 12,329		$ 8,583

[1]	Book values include any discounts, premiums and adjustments related to hedging instruments.